2. REGULATORY FRAMEWORK (Details 1)	12 Months Ended
Dec. 31, 2017
Generator in construction 1
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	MG
Tecnology	15 MW
Applicable regime	SE Resolution No. 19/2017
Generator in construction 2
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	Greenwind
Generating unit	Wind
Tecnology	100 MW
Applicable regime	Renovar
Generator in construction 3
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTGEBA
Generating unit	CC
Tecnology	383 MW
Applicable regime	Resolution No. 420/2017